Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of major related parties and their relationships with the Group
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2019 and 2020:

Name of related parties	Relationship with the Group
Jimu Group (“the related party”)	An entity and its certain subsidiaries that have a high percentage of common shareholders with the Group.
BBAE Holdings Limited	An entity which has one common directors of the Board of Directors with the Group before August 22, 2019 who can significantly influence both the entity and the Group
BBAE Advisors LLC	An entity which is a wholly owned subsidiary of BBAE Holdings Limited
Beijing Liangduo Science and Technology Co. Ltd. (“Beijing Liangduo”)	An entity which the Group holds 18% equity interests
Changsha Liangduo Business Consulting Co., Ltd (“Changsha Liangduo”)	An entity which Beijing Liangduo Science and Technology Co., Ltd holds 100% equity interests

Schedule of transactions with related parties
(a).    The Group entered into the following transactions with related parties:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
(i) Transactions recorded through statement of operations and comprehensive income/(loss)
- Cost and expenses allocated from the related party	48,687	24,994	3,712
- Service cost charged by the related party (1)	529,593	200,163	23,052
- Collection service fees charged by Beijing Liangduo and Changsha Liangduo	58,192	63,400	32,176
- Interest income from loans to the related party (4)	—	(43,156)	(31)
- Interest expense on borrowings from the related party (5)	4,094	213	—

(ii) Operating transactions
- Technical service fee collected by the related party on behalf of the Group (2)	—	(64,078)	—
- Payment for guarantee deposit to the related party (1)	—	(100,269)	(24,788)
- Loan interests collected from the related party (4)	—	3,310	—
- Borrowing interests paid to the related party (5)	(2,259)	(2,047)	—
- Share-based compensation awards to employees of the related party	—	(34,684)	3,471
- Collecting principal and interests from borrowers on behalf of the related party (7)	—	—	363,342
- Repayment of collecting principle and interests from borrowers on behalf of the related party (8)	—	—	(100,000)

(iii) Financing/Investing transactions
- Net cash advances (to)/from the related party (3)	(445,319)	(697,754)	293
- Principal of loans provided to the related party (4)	(52,048)	(137,000)	(40,000)
- Principal of loans collected from the related party (4)	52,048	122,000	40,000
- Principal of borrowings proceeds from the related party (5)	26,711	—	—
- Principal of borrowings repaid to the related party (5)	(32,150)	(23,831)	—
- Equity transfer consideration paid to the related party (6)	—	(23,000)	—
- Acquisition of Ganzhou Micro Finance from the related party (see - Note 4.(i))	—	(230,000)	—

(1) The Group entered into a strategic cooperation agreement with Jimu Group on December 31, 2017. Pursuant to the agreement, Jimu Group provided financial guarantee to the investors and charged the Group an asset management fee. The accumulative service fee due to Jimu Group of RMB959,073 was used to reduce the amounts due from Jimu Group pursuant to a series of offsetting agreements executed in July 2019.
The Group entered into an information service cooperation agreement with Jimu Group on July 19, 2019. Pursuant to the agreement, the Group provides guarantee to individual investors for loans that the Group has referred and funded through Jimu Group. The guarantee deposit cooperation was terminated on January 1, 2020. Service costs for the year ended December 31, 2020 were charged for the loans facilitated before January 1, 2020 pursuant to the termination agreement.
(2) As of December 31, 2019, the Group had balances of receivables from Yunnan Shiyin Financing Guarantee Co., Ltd. (“Yunnan Shiyin”), a third party, for technical service fees and consultancy fee
collected on behalf of the Group from borrowers and other receivables of RMB7,495, RMB55,583 and RMB1,000, respectively. Yunnan Shiyin also carried out business with Jimu Group. Pursuant to the debtor-creditor relationship transfer agreement entered into between Yunnan Shiyin and Jimu Group dated December 31, 2019, the debtor of these balances was transferred from Yunnan Shiyin to Jimu Group in its entirety. The Group therefore reclassified the total outstanding balance of RMB64,078 to amounts due from related parties as of December 31, 2019.
(3) For the years ended December 31, 2018 and 2019, the Group made a series of cash advances in both U.S dollars and Renminbi to Jimu Group. In 2019, the Group and Jimu Group entered into a series of agreements to settle the accumulative net cash advance balances, and the unsettled balances were converted to a U.S. dollar-denominated loan with a principal balance of US$18,401 and an interest rate at
3.5% per annum,
maturing on January 31, 2020 and a RMB denominated loan with a principal balance of RMB 154,598 with interest rate at
11%
per annum, maturing on January 31, 2022.
(4) The Group provided short term loans to Jimu Group with no interest in 2018 and 2020 and with an interest rate of 7% per annum in 2019, respectively.
(5) The short-term and long-term borrowings from Jimu Group in 2018 bear interest rates of 12% to 12.13% per annum and matured in 2019. During the year ended December 31, 2020, there was no borrowings from Jimu Group.
(6) In 2019, the Group made payments of RMB13,000 to Jimu Group for settlement of equity interest acquired in connection with the Reorganization. The Group also paid RMB10,000 to Jimu Group to acquire 100% equity interest of Qilehui Credit Investigation Co., Ltd. (“Qilehui”).
 On August 31, 2020, the Group obtained 100% equity interest of Qilehui.
(7)
The Company has played as a business counter-party with Jimu group including loan borrower referrals and collection channel. For purpose of repayments to Jimu Box’s online platform lenders, the repayments from borrowers in connection with the remaining loans funded by Jimu Box has been collected through the Company and repaid to Jimu Box’s online lenders through custody bank account of Jimu Group
.

(8) As the custody bank account of Jimu Group established for online lending platform business has been frozen following its insolvency and exit from online lending platform business in February 2020, in order to facilitate Jimu Box’s platform unwinding plan, the Company entered into an agreement with Jimu group, under which the Company was obligated to transfer principal and interest collected from the borrowers to the party designated by Jimu group for purpose of Jimu Box’s online borrowers repayments to lenders. In September 2020, the
Company
pa
id RMB
100

million to the party designated by Jimu group according to the agreement and plan to do so for all collected amount of related loans.

Schedule of balances with the major related parties
(b).     Balances with related parties:

	As of December 31,
	2019	2020
	RMB	RMB
Amounts due from related parties – current:
Amounts due from Jimu Group	748,427	851,249
Amounts due from other related parties	64	30

Total current amounts due from related parties	748,491	851,279

Allowance for credit losses	(748,427)	(851,249)

Total current amounts due from related parties, net	64	30

Amounts due from Jimu Group – noncurrent	117,589	7,369

Allowance for credit losses	(107,589)	(7,369)

Total noncurrent amounts due from related parties, net	10,000	—

Amounts due to related parties – current:
Amounts due to Jimu Group	4,503	265,974
Amounts due to other related parties	5,688	5,445

Total	10,191	271,419

Summary Of Movement Of Allowance For Credit Losses On Amounts Due From Related Parties
The movement of the allowance for credit losses for the years ended December 31, 2019 and 2020 consist of the following:

	For the year ended December 31,
	2019	2020
	RMB	RMB
Balance at beginning of the year	—	856,016
Additions	890,700	7,818
Charge-offs*	(34,684)	3,471
Foreign currency exchange differences	—	(8,687)

Balance at end of the year	856,016	858,618

*	The amount due from Jimu Group resulting from the share-based compensation awards to employees of Jimu Group was written off as of December 31, 2019 and 2020 as the Group waived this balance.